Loss before income tax	12 Months Ended
Jun. 30, 2023
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax	Loss before income tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2023	2022	2021
Revenue
Commercialization revenue		7,501	9,039	7,434
Milestone revenue		—	1,172	—
Total Revenue		7,501	10,211	7,434

Clinical trial and research & development		(8,771)	(10,483)	(18,569)
Manufacturing production & development		(25,468)	(28,884)	(31,590)

Employee benefits
Salaries and employee benefits		(17,197)	(18,997)	(26,804)
Defined contribution superannuation expenses		(384)	(402)	(379)
Equity settled share-based payment transactions(1)		(3,655)	(5,536)	(12,510)
Total Employee benefits		(21,236)	(24,935)	(39,693)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(953)	(1,144)	(1,016)
Right of use asset depreciation		(1,661)	(1,717)	(1,691)
Intellectual property amortization		(1,493)	(1,519)	(1,557)
Total Depreciation and amortization of non-current assets		(4,107)	(4,380)	(4,264)

Other Management & administration expenses
Overheads & administration		(10,104)	(10,157)	(7,757)
Consultancy		(3,922)	(3,751)	(5,386)
Legal, patent and other professional fees		(3,695)	(5,571)	(6,950)
Intellectual property expenses (excluding the amount amortized above)		(2,993)	(2,621)	(2,389)
Total Other Management & administration expenses		(20,714)	(22,100)	(22,482)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	8,771	913	18,687
Total Fair value remeasurement of contingent consideration		8,771	913	18,687

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(g)(vi)	(2,205)	5,896	—
Total Fair value remeasurement of warrant liability		(2,205)	5,896	—

Other operating income and expenses
Research and development tax incentive income(2)		3,506	—	—
Interest income		831	3	22
Foreign exchange (losses)/gains		(163)	(536)	1,471
Derecognition of right-of-use asset		76	—	—

Foreign withholding tax paid	—	(3)	—
Government grant revenue	—	—	68
Total Other operating income and expenses	4,250	(536)	1,561

Finance (costs)/gains
Remeasurement of borrowing arrangements	(678)	(382)	5,225
Interest expense	(19,444)	(16,906)	(15,939)
Total Finance costs	(20,122)	(17,288)	(10,714)

Total loss before income tax	(82,101)	(91,586)	(99,630)
(1)Share-based payment transactions
For the years ended June 30, 2023, 2022 and 2021, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2023	2022	2021
Research and development	1,669,514	3,547,182	7,782,330
Manufacturing and commercialization	(1,136)	378,096	547,998
Management and administration	1,986,968	1,610,567	4,179,416
Equity settled share-based payment transactions	3,655,346	5,535,845	12,509,744

(2)    Research and development tax incentive
The Group's research and development activities are eligible under the Australian government's Innovation Australia Research and Development Tax Incentive program for research and development activities conducted in relation to qualifying research that meets the regulatory criteria. Management has assessed these activities and expenditures to determine which costs are likely to be eligible under the incentive scheme. The Group assesses, on an annual basis, the quantum of previous research and development tax claims and on-going eligibility to claim this tax incentive in Australia.
The Group recorded $3.5 million in research and development tax incentive income for the year ended June 30, 2023. Within this $3.5 million, $1.2 million pertains to an estimate for the year ended June 30, 2023, $1.1 million pertains to the year ended June 30, 2022 and $1.2 million pertains to the year ended June 30, 2021. Management concluded it's assessment of qualifying activities, and during the year ended June 30, 2023 recognized the relevant income for the years ended June 30, 2023, 2022 and 2021. No income was recognized in the years ended June 30, 2022 and 2021 as management were yet to confirm if the Group's research and development activities were eligible under the incentive scheme.